Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of income taxes

	December 31,
	2021	2020
Current income tax (benefit)/expense:
Federal	$—	$—
State	—	—
Deferred income tax (benefit)/expense:
Federal	(22)	96
State	(3)	22
Total income tax (benefit)/expense	(25)	118

Schedule of reconciliation of the statutory federal income tax expense to income tax

	December 31,
	2021	2020
Income tax expense at the federal statutory rate	21.00%	21.00%
State income taxes - net of federal income tax benefits	(5.97)%	2.96%
Permanent Differences	0.25%	1.08%
Permanent Differences – Related to Convertible Debt	0.31%	(5.04)%
Permanent Differences – Fair Value Adjustments	(56.44)%	0.00%
Prior year provision to return	(0.03)%	(0.03)%
Net change in valuation allowance	40.73%	(20.81)%
Other	0.01%	0.00%
Total income tax (benefit)	(0.14)%	(0.84)%

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss	$15,591	$7,349
Stock compensation	417	1
Other	49	19
Total income tax expense (benefit)	16,057	7,369
Valuation allowance	(14,536)	(6,190)
Net deferred tax assets:	1,521	1,179
Deferred tax liabilities:
Intangibles (non-goodwill)	$—	$(2)
Property and equipment	(1,747)	(1,429)
Total deferred tax liabilities	(1,747)	(1,431)
Total net deferred tax liability	$(226)	$(252)